SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2015
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

18) SUPPLEMENTAL CASH FLOW INFORMATION

a) Change in Non-Cash Operating Working Capital

($ thousands)	December 31, 2015	December 31, 2014	December 31, 2013

Accounts receivable	$37,064	$(8,392)	$(6,935)
Other current assets	(2,634)	(6,777)	(1,156)
Accounts payable	(47,260)	(37,245)	36,942

	$(12,830)	$(52,414)	$28,851

b) Other

($ thousands)	December 31, 2015	December 31, 2014	December 31, 2013

Income taxes paid/(received)	$(22,274)	$18,087	$4,448
Interest paid	$65,498	$58,416	$55,957